Accounting Policies - Additional Information (Detail) - EUR (€) € in Billions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Description of prepayment penalty cap		3 or 6 months of interest
Description of leverage feature		Libor contract with a multiplier of 1.3
Description of interest rate that modifies consideration for time value of money		Reset every month to a one-year rate.
Significant decline in fair value trigger		25.00%
Prolonged decline in fair value trigger		Six months
In accordance with IFRS 9 [member]
Disclosure of significant accounting policies [line items]
Amount reclassified within equity from Retained earnings to OCI	€ 0.2
Probability of default for stage three	100.00%
Total Estimated impact of adopting IFRS 9 on shareholders' equity as at 1 January 2018	€ (0.9)
In accordance with IFRS 9 [member] | Shareholders' Equity 1 [Member]
Disclosure of significant accounting policies [line items]
Total Estimated impact of adopting IFRS 9 on shareholders' equity as at 1 January 2018	€ (0.9)
Total Estimated impact of adopting IFRS 9 on CET1 capital ratio as at 1 January 2018	(0.18%)
In accordance with IFRS 9 [member] | Available-for-sale [member]
Disclosure of significant accounting policies [line items]
Part of AFS investment portfolio reclassified to amortised cost	€ 35.5
Part of AFS investment portfolio reclassified to amortised cost - reduction of unrealised revaluation gains in equity	0.6
In accordance with IFRS 9 [member] | Loans and receivables [member]
Disclosure of significant accounting policies [line items]
Reclassification of part of mortgage portfolio from amortised cost to FVOCI	3.4
Reclassification of part of mortgage portfolio from amortised cost to FVOCI increase in equity	0.2
In accordance with IFRS 9 [member] | Financial assets available-for-sale and loans, category [member]
Disclosure of significant accounting policies [line items]
Debt securities and loans reclassified from amortised cost or AFS to FVPL - SPPI failures	1.3
In accordance with IFRS 9 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant accounting policies [line items]
Investment in equity securities	4.0
Equity instruments irrevocably designate at FVOCI	3.9
In accordance with IFRS 9 [member] | Repurchase Agreement [member]
Disclosure of significant accounting policies [line items]
Financial assets mandatorily measured at fair value through profit or loss	54.8
Certain reverse repurchase portfolios - FV option for related repurchase financial liabilities	€ 37.2